Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	HEALTH REVENUE ASSURANCE HOLDINGS, INC.
Entity Central Index Key	0001514443
Amendment Flag	true
Amendment Description

EXPLANATORY NOTE

This Registration Statement contains one prospectus as set forth below:

●
Resale Prospectus. This prospectus is to be used by the selling security holders in connection with a potential resale by certain seller security holders of up to an aggregate of 54,000,000 shares of the registrant’s common Stock, par value $0.001, per share consisting of: (i) 27,000,000 shares of common stock underlying shares of the registrant' s Series A 8% convertible preferred Stock; and  (ii) Warrants to Purchase an aggregate of 27,000,000 shares of the registrant' s common stock issuable to the selling security holders pursuant to a Stock Purchase Agreement, dated November 12, 2013, between the registrant and the selling security holders, upon conversion of the registrant’s outstanding Series A 8% Convertible Preferred Stock and exercise of the warrants held by the selling security holders upon the effectiveness of this registration statement.

Document Type	S-1
Document Period End Date	Sep. 30, 2013
Entity Filer Category	Smaller Reporting Company